Net impairment loss on financial assets (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	₩ (1,017,609)
Reversal of Impairment loss on financial assets	4,061
Net impairment loss on financial assets	(1,013,548)
Loans
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	(799,577)
Reversal of Impairment loss on financial assets	0
Net impairment loss on financial assets	(799,577)
Available-for-sale financial assets
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	(202,360)
Reversal of Impairment loss on financial assets	4,061
Net impairment loss on financial assets	(198,299)
Other financial assets
Net impairment loss on financial assets [Line Items]
Impairment loss on financial assets	(15,672)
Reversal of Impairment loss on financial assets	0
Net impairment loss on financial assets	₩ (15,672)